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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-05426
AIM Investment Funds (Invesco Investment Funds)*
(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 7/31
Date of reporting period: 4/30/11

*	Funds included are: Invesco Commodities Strategy Fund and Invesco Health Sciences Fund.

Item 1. Schedule of Investments.

Invesco Commodities Strategy Fund
Quarterly Schedule of Portfolio Holdings
April 30, 2011

invesco.com/us	MS-CSTR-QTR-1 04/11	Invesco Advisers, Inc.

Consolidated Schedule of Investments
April 30, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities—42.02%

U.S. Treasury Bills(a)(b)	0.14%	08/11/11	$35,000,000	$34,996,444
U.S. Treasury Bills(a)(b)	0.01%	11/08/11	7,000,000	6,997,372
U.S. Treasury Bills(a)(b)	0.01%	11/08/11	8,500,000	8,499,136

Total U.S. Treasury Securities (Cost $50,476,584)				50,492,952

		Expiration
		Date
Commodity-Linked Securities—29.98%

Cargill Commodity Linked Note, one-month U.S. Dollar LIBOR minus 0.10% (indexed to the Dow Jones UBS Commodities Index Total Return, multiplied by 3)		12/23/11	3,334,000	5,397,242
Swedish Export Credit Corp. Commodity Linked Note, three-month U.S. Dollar LIBOR minus 0.40% (indexed to the Dow Jones UBS SM Enhanced E 95 Total Return Index, multiplied by 3)		04/25/12	12,730,000	15,229,701
UBS Commodity Linked Note, one-month U.S. Dollar LIBOR minus 0.10% (indexed to the Dow Jones UBS Commodities Index Total Return, multiplied by 3)		12/15/11	3,330,000	5,388,663
UBS Commodity Linked Note, one-month U.S. Dollar LIBOR minus 0.10% (indexed to the Dow Jones UBS Commodities Index Total Return, multiplied by 3)		12/16/11	6,266,667	10,014,059

Total Commodity-Linked Securities(Cost $25,660,667)				36,029,665

			Shares
Exchange Traded Fund—2.73%
PowerShares DB Gold Fund(c) (Cost $2,638,708)			59,800	3,281,226

Money Market Funds—25.53%

Liquid Assets Portfolio — Institutional Class(d)			12,701,666	12,701,666
Premier Portfolio — Institutional Class(d)			12,701,666	12,701,666
STIC (Global Series) PLC — U.S. Dollar Liquidity Portfolio — Institutional Class (d)			5,273,966	5,273,966

Total Money Market Funds ( Cost $30,677,298)				30,677,298

TOTAL INVESTMENTS—100.26% (Cost $109,453,257)				120,481,141

OTHER ASSETS LESS LIABILITIES—(0.26)%				(311,067)

NET ASSETS—100.00%				$120,170,074

Investment Abbreviations:
Notes to Schedule of Investments:

(a)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts and swap agreements. See Note 1F, 1G and Note 3.

(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(c)	Not an affiliate of the Fund or its investment adviser.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Commodities Strategy Fund

Open Futures Contracts and Swap Agreements at Period-End
Futures Contacts

				Unrealized
	Number of	Month/	Notional	Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)

Gold 100 Oz. Futures	40	June-2011/Long	$6,225,600	$547,221
Live Cattle Futures	15	June-2011/Long	680,100	(44,849)
Coffee C Futures	3	July-2011/Long	337,331	25,594
Silver Futures	2	July-2011/Long	485,990	27,665
Soybean Futures	4	July-2011/Long	278,800	(1,950)
Soybean Oil Futures	8	July-2011/Long	281,184	(8,688)
Copper LME Futures	23	September-2011/Long	5,367,050	(334,075)
Light Sweet Crude Oil Futures	57	October-2011/Long	6,544,740	360,810
Copper LME Futures	23	December-2011/Long	5,373,950	28,750
Cotton No. 2 Futures	2	December-2011 /Long	130,930	2,199

Subtotal			$25,705,675	$602,677

WTI Light Sweet Crude Oil Futures	7	June-2011/Short	(797,510)	(38,360)

Copper LME Futures	23	September-2011/Short	(5,367,050)	(27,600)

Subtotal			$(6,164,560)	$(65,960)

Subtotal Futures Contracts				$536,717

		Notional
		Amount	Termination
Swap Agreements	Counterparty	(000’s)	Date

Receive a floating rate equal to 3-month U.S. T-Bill auction high rate and pay a return equal to Dow Jones-UBS Index Total Return plus 20 basis points	Goldman Sachs	$10,568	July-2011	$314,725
Receive a return equal to Goldman Sachs Soybean Meal Total Return Strategy and pay a floating rate based on a 1-month U.S. T-Bill auction high rate plus 30 basis points	Goldman Sachs	5,396	November-2011	(182,357)

Subtotal Swap Agreements		$15,964		$132,368

Total				$669,085

See accompanying notes which are an integral part of this schedule.
Invesco Commodities Strategy Fund

Notes to Quarterly Schedule of Portfolio Holdings
April 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board
Invesco Commodities Strategy Fund

A.	Security Valuations — (continued)

of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and Consolidated Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Structured Securities — The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.

Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of Operations.

E.	Other Risks —The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange traded funds. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange traded notes, that may provide leverage and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.
Invesco Commodities Strategy Fund

E.	Other Risks — (continued)

The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

F.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk.

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between two parties (“Counterparties”) to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.

G.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into
Invesco Commodities Strategy Fund

G.	Futures Contracts — (continued)

futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.

H.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of April 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the Consolidated financial statements may materially differ from the value received upon actual sale of those investments.
     During the nine months ended April 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Commodity-Linked Securities	$—	$36,029,665	$—	$36,029,665
Exchange Traded Fund	3,281,226	—	—	3,281,226
Money Market Funds	30,677,298	—	—	30,677,298
U.S. Treasury Obligations	—	50,492,952	—	50,492,952

	$33,958,524	$86,522,617	$—	$120,481,141

Futures*	536,717	—	—	536,717
Swap Agreements*	—	132,368	—	132,368

Total Investments	$34,495,241	$86,654,985	$—	$121,150,226

*	Unrealized appreciation.
Invesco Commodities Strategy Fund

NOTE 3 — Derivative Instruments
The Fund has implemented new required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the consolidated financial statements.
Value of Derivative Instruments at Period-End
The Table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of April 30, 2011:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Commodity Risk
Swap agreements(a)	$314,725	$(182,357)
Commodity Risk
Futures contracts(a)	992,239	(455,522)

	$1,306,964	$(637,879)

(a)	Includes cumulative appreciation (depreciation) of futures contracts and swap agreements.
Effect of Derivative Instruments for the nine months ended April 30, 2011
The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on
	Consolidated Statement of Operations
	Futures*	Swap Agreements*

Realized Gain
Commodity risk	$4,412,011	$1,465,053

Change in Unrealized Appreciation (Depreciation)
Commodity risk	(118,091)	324,899

Total	$4,293,920	$1,789,952

*	The average notional value outstanding of futures and swap agreements during the period was $18,039,924 and $12,497,182, respectively.
NOTE 4 — Investment Securities

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$762,128
Aggregate unrealized (depreciation) of investment securities	—

Net unrealized appreciation of investment securities	$762,128

Cost of investments for tax purposes is $119,719,013.
Invesco Commodities Strategy Fund

Invesco Health Sciences Fund
Quarterly Schedule of Portfolio Holdings
April 30, 2011

invesco.com/US	MS-HSCI-QTR-1 04/11	Invesco Advisers, Inc.

Schedule of Investments(a)
April 30, 2011
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests—98.15%

Biotechnology—22.12%

Amarin Corp. PLC -ADR (United Kingdom) (b)	77,462	$1,239,392
Amgen Inc. (b)	39,525	2,246,996
Biogen Idec Inc. (b)	29,907	2,911,447
BioMarin Pharmaceutical Inc. (b)	116,219	3,125,129
Celgene Corp. (b)	67,077	3,949,494
Dendreon Corp. (b)	34,891	1,515,316
Gilead Sciences, Inc. (b)	135,244	5,252,877
Human Genome Sciences, Inc. (b)	51,537	1,518,795
Incyte Corp. (b)	99,011	1,829,723
InterMune, Inc. (b)	31,647	1,412,722
Onyx Pharmaceuticals, Inc. (b)	41,230	1,549,011
Pharmasset, Inc. (b)	14,863	1,508,149
United Therapeutics Corp. (b)	52,377	3,507,164
Vertex Pharmaceuticals Inc. (b)	30,319	1,668,151

		33,234,366

Drug Retail—4.66%

CVS Caremark Corp.	166,072	6,018,449
Drogasil S.A. (Brazil)	137,500	987,637

		7,006,086

Health Care Distributors—2.10%

McKesson Corp.	37,967	3,151,641

Health Care Equipment—11.30%

American Medical Systems Holdings, Inc. (b)	26,473	780,954
Baxter International Inc.	66,628	3,791,133
CareFusion Corp. (b)	76,817	2,256,115
Covidien PLC (Ireland)	67,700	3,770,213
Hologic, Inc. (b)	95,009	2,092,098
Kinetic Concepts, Inc. (b)	29,809	1,759,625
Wright Medical Group, Inc. (b)	63,264	1,045,754
Zimmer Holdings, Inc. (b)	22,758	1,484,960

		16,980,852

Health Care Facilities—3.92%

Assisted Living Concepts Inc. -Class A (b)	28,621	1,032,073
Rhoen-Klinikum AG (Germany)	124,586	2,850,079
Universal Health Services, Inc. -Class B	36,566	2,003,085

		5,885,237

Health Care Services—6.28%

DaVita, Inc. (b)	42,147	3,712,729
Express Scripts, Inc. (b)	37,154	2,108,118
Medco Health Solutions, Inc. (b)	22,892	1,358,183
Quest Diagnostics Inc.	39,927	2,251,084

		9,430,114

Health Care Technology—2.24%

Allscripts Healthcare Solutions, Inc. (b)	58,840	1,267,413
Cerner Corp. (b)	17,405	2,091,733

		3,359,146

Industrial Conglomerates—2.22%

Koninklijke Philips Electronics N.V. (Netherlands)	112,453	3,334,532

Life Sciences Tools & Services—7.45%

Gerresheimer AG (Germany)	31,686	1,532,088
Life Technologies Corp. (b)	65,643	3,623,494
Thermo Fisher Scientific, Inc. (b)	100,724	6,042,433

		11,198,015

Managed Health Care—15.55%

Aetna Inc.	113,746	4,706,809
AMERIGROUP Corp. (b)	23,752	1,622,262
Amil Participacoes S.A. (Brazil)	122,300	1,484,827
Centene Corp. (b)	31,813	1,152,585
CIGNA Corp.	64,112	3,002,365
Health Net Inc. (b)	67,577	2,250,314
Humana Inc. (b)	22,396	1,704,783
UnitedHealth Group Inc.	49,021	2,413,304
WellPoint Inc.	65,406	5,022,527

		23,359,776

Pharmaceuticals—20.31%

Abbott Laboratories	95,999	4,995,788
Allergan, Inc.	20,043	1,594,621
Bayer AG (Germany)	28,191	2,478,169
Cadence Pharmaceuticals Inc. (b)	37,473	317,771
Hikma Pharmaceuticals PLC (United Kingdom)	108,315	1,421,150
Hospira, Inc. (b)	64,889	3,681,153
Ipsen S.A. (France)	30,896	1,209,939
MAP Pharmaceuticals Inc. (b)	1,442	22,236
Nippon Shinyaku Co., Ltd. (Japan)	106,000	1,377,055
Novartis AG -ADR (Switzerland)	37,122	2,196,509
Roche Holding AG (Switzerland)	38,978	6,322,096
Shire PLC -ADR (Ireland)	16,855	1,571,055
Teva Pharmaceutical Industries Ltd. -ADR (Israel)	72,629	3,321,324

		30,508,866

Total Common Stocks & Other Equity Interests (Cost $118,788,312)		147,448,631

See accompanying notes which are an integral part of this schedule.
Invesco Health Sciences Fund

	Shares	Value
Money Market Funds—1.63%
Liquid Assets Portfolio — Institutional Class (c)	1,226,658	$1,226,658
Premier Portfolio — Institutional Class (c)	1,226,657	1,226,657

Total Money Market Funds (Cost $2,453,315)		2,453,315

TOTAL INVESTMENTS—99.78% (Cost $121,241,627)		149,901,946

OTHER ASSETS LESS LIABILITIES—0.22%		335,179

NET ASSETS—100.00%		$150,237,125

Investment Abbreviations:
ADR — American Depositary Receipt
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Health Sciences Fund

Notes to Quarterly Schedule of Portfolio Holdings
April 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Health Sciences Fund

A.	Security Valuations — (continued)
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Other Risks — The Fund concentrates in the health sciences industry, the value of the Fund’s shares may be more volatile than mutual funds that do not similarly concentrate their investments. The health sciences industry is subject to substantial regulation and could be materially adversely affected by changes in governmental regulations. Additionally, the products and services of companies in this industry may be subject to faster obsolescence as a result of greater competition and advancing technological developments. As a result, the securities of companies in this industry may exhibit greater price volatility than those of companies in other industries.
     The Fund may invest in smaller health science companies which involve greater risks than large or more established issuers. The prices of the securities of smaller companies may fluctuate to a greater degree than the prices of the securities of other issuers.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
Invesco Health Sciences Fund

F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of April 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended April 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$148,524,891	$1,377,055	$—	$149,901,946

Foreign Currency Contracts*	—	(575,773)	—	(575,773)

Total Investments	$148,524,891	$801,282	$—	$149,326,173

*	Unrealized appreciation (depreciation).
Invesco Health Sciences Fund

NOTE 3 — Derivative Instruments

Open Foreign Currency Contracts
							Unrealized
Settlement		Contract to					Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)

05/06/11	Citigroup	CHF	2,500,000	USD	2,612,194	$2,890,274	$(278,080)

05/06/11	Citigroup	EUR	2,600,000	USD	3,552,562	3,850,255	(297,693)

Total foreign currency contracts							$(575,773)

Currency Abbreviations:
CHF — Swiss Franc
EUR — Euro
USD — U.S. Dollar
NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended April 30, 2011 was $27,455,384 and $49,994,418, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$29,211,916

Aggregate unrealized (depreciation) of investment securities	(940,966)

Net unrealized appreciation of investment securities	$28,270,950

Cost of investments for tax purposes is $121,630,996.
NOTE 5 — Subsequent Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which Invesco Health Sciences Fund (the “Fund”) would transfer all of its assets and liabilities to Invesco Global Health Care Fund (the “Acquiring Fund”).
          The Fund’s shareholders approved the Agreement on April 14, 2011 and the reorganization was consummated on May 23, 2011. Upon closing of the reorganization, shareholders of the Fund received a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund liquidated and ceased operations.
Invesco Health Sciences Fund

Item 2.	Controls and Procedures.
(a)	As of June 10, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 10, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Investment Funds (Invesco Investment Funds)

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer

Date:	June 29, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer

Date:	June 29, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	June 29, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.